Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
RMB
Balance as of January 1, 2017	72,778
Change in unrecognized tax benefits	—
Gross increase in tax positions	(2,428)
Balance as of December 31, 2017	70,350
Change in unrecognized tax benefits	—
Gross increase in tax positions	—
Balance as of December 31, 2018	70,350
Change in unrecognized tax benefits	—
Gross decrease in tax positions	—
Balance as of December 31, 2019	70,350

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Current tax expense	158,291	243,330	139,549
Deferred tax (income) expense	9,512	(18,744)	4,267
Income tax expense	167,803	224,586	143,816

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	As of December 31,
	2018	2019
	RMB	RMB
Non-current deferred tax assets:
Operating loss carryforward	35,686	40,498
Intangible assets, net	6,129	5,311
Less: valuation allowances	(32,495)	(38,482)
Total	9,320	7,327
Non-current deferred tax liabilities:
Intangible assets, net	122	—
Dividend withholding taxes	5,502	7,898
Total	5,624	7,898

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Income from continuing operations before income taxes, share of income of affiliates and discontinued operations	505,095	667,213	560,925
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	126,274	166,803	140,231
Expenses not deductible for tax purposes:
Entertainment	1,411	1,358	2,516
Effect of tax holidays on concessionary rates granted to PRC subsidiaries	(826)	(8,307)	(36,527)
Other	19,689	1,079	730
Tax exemption and tax relief:
Change in valuation allowance	578	6,583	5,987
Uncertain tax provisions	(2,428)	—	—
Deferred income tax for dividend distribution	16,800	53,702	49,267
Other	6,305	3,368	(18,388)
Income tax expense	167,803	224,586	143,816